Inventory (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Yingxi Industrial Chain Group Co Ltd [Member]
Schedule of Inventory

Inventory at June 30, 2017 and December 31, 2016 consist of the following:

	June 30, 2017	December 31, 2016

Raw material	$177,784	$98,282
Work in progress	11,231	71,896
Finished goods	265,257	258,424
	$454,272	$428,602

Inventory at December 31, 2016 and 2015 consist of the following:

	December 31, 2016	December 31, 2015

Raw material	$98,282	$509,708
Work in progress	71,896	97,274
Finished goods	258,424	1,041
Consigned processing materials	-	21,357
Reusable materials	-	15
	$428,602	$629,395